Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

8.Intangible assets

Exclusive global
Cost	license agreement
Balance, December 31, 2023, and December 31, 2024	$767,228

Exclusive global
Accumulated Amortization	license agreement
Balance, December 31, 2023	$556,870
Amortization for the year	63,333
Write-off	147,025
Balance, December 31, 2024	$767,228

Exclusive global
Carrying Value	license agreement
Balance, December 31, 2023	$210,358
Balance, December 31, 2024	$—

Exclusive global agreement (“Meros License Agreement”)

In 2017, the Corporation was granted by Meros Polymers Inc. (“Meros”) the sole, exclusive, irrevocable license to patented nanotechnologies for use with any drugs to diagnose, or treat, cardiovascular disease, cardiopulmonary disease, and cardiac arrhythmias. Meros is focused on the advancement of nanotechnologies developed at the University of Alberta.

Under the Meros License Agreement, Cardiol agreed to certain milestones and milestone payments, including the following: (i) payment of $100,000 upon enrolling the first patient in a Phase IIB clinical trial designed to investigate the safety and indications of efficacy of one of the licensed technologies; (ii) payment of $500,000 upon enrolling the first patient in a Pivotal Phase III clinical trial designed to investigate the safety and efficacy of one of the licensed technologies; (iii) $1,000,000 upon receiving regulatory approval from the FDA for any therapeutic and/or prophylactic treatment incorporating the licensed technologies. No milestone payments have been earned or made to date. Cardiol also agreed to pay Meros the following royalties:

(a)5% of worldwide proceeds of net sales of the licensed technologies containing cannabinoids, excluding non-royalty sub-license income in (b) below, that Cardiol receives from human and animal disease indications and derivatives as outlined in the Meros License Agreement;
(b)7% of any non-royalty sub-license income that Cardiol receives from human and animal disease indications and derivatives for licensed technologies containing cannabinoids as outlined in the Meros License Agreement;
(c)3.7% of worldwide proceeds of net sales that Cardiol receives from the licensed technology in relation to human and animal cardiovascular and/or cardiopulmonary disease, heart failure, and/or cardiac arrhythmia diagnosis and/or treatments using the drugs, excluding cannabinoids included in (a) above, outlined in the Meros License Agreement; and
(d)5% of any non-royalty sub-license income that Cardiol receives in relation to any human and animal heart disease, heart failure and/or arrhythmias indications, excluding cannabinoids included in (b) above, as outlined in the Meros License Agreement.

8.Intangible assets (continued)

Exclusive global agreement (“Meros License Agreement”) (continued)

In addition, as part of the consideration under the Meros License Agreement, Cardiol (i) issued to Meros 1,020,000 common shares; and (ii) issued to Meros 1,020,000 special warrants convertible automatically into common shares for no additional consideration upon the first patient being enrolled in a Phase 1 clinical trial using the licensed technologies as described in the Meros License Agreement. As of December 31, 2024, and the date of these financial statements, this condition had not been met. During 2024, Cardiol determined the Meros License Agreement was to be terminated and the remaining intangible asset has been expensed. Subsequent to December 31, 2024, the Agreement was terminated and the special warrants expired unexercised.